Loans and asset quality- Allowance for Credit Losses Activity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	$ 51,657	$ 46,629
Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	38,230	36,459
Overdrafts
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	3,715	5,298
Overdrafts | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	1,314	2,228	2,958
Margin loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	15,652	13,397
Margin loans | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	15,652	13,397	12,760
Other | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans	$ 768	$ 639	$ 623